IPS Strategic Capital Absolute Return Fund
		Schedule of Investments
		May 31, 2026 (Unaudited)
	Shares/Principal Amount			Fair Value	% of Net Assets

	EXCHANGE TRADED FUNDS

Equity Funds
1	State Street SPDR S&P 500 ETF			$ 756

	Fixed Income
22,052	Alpha Architect 1-3 Month Box ETF +			2,577,438

	Total for Exchange Traded Funds (Cost $2,538,312)			2,578,194	5.97%

	MONEY MARKET FUNDS
1,346,381		Federated Hermes Government Obligations Fund - Institutional
	Class 3.48% **			1,346,381
				1,346,381	3.12%
	Total for Money Market Funds (Cost $1,346,381)

	CALL/PUT OPTIONS PURCHASED		Notional
	Expiration Date/Exercise Price	Contracts	Amount	Fair Value	% of Net Assets

	Call Options Purchased
	Cboe S&P 500 Index *
	June 18, 2026 Call @ $5,000	10	5,000,000	$ 2,590,500
	June 18, 2026 Call @ $5,400	119	64,260,000	26,070,520
	July 17, 2026 Call @ $5,000	1	500,000	260,385
	July 17, 2026 Call @ $6,000	20	12,000,000	3,227,200
	August 21, 2026 Call @ $6,000	19	11,400,000	3,117,805
	September 18, 2026 Call @ $6,000	35	21,000,000	5,823,825
	October 16, 2026 Call @ $6,000	35	21,000,000	5,915,000
	Invesco DB US Dollar Index Bullish Fund *
	January 15, 2027 Call @ $27	200	540,000	23,000
	State Street® Energy Select Sector SPDR® ETF *
	January 15, 2027 Call @ $57.50	50	287,500	21,625
	United States Oil Fund LP *
	June 18, 2026 Call @ $107	25	267,500	55,688
	July 17, 2026 Call @ $104	5	52,000	12,900
	January 15, 2027 Call @ $69	20	138,000	121,150
Total for Call Options Purchased (Premiums Paid - $40,043,639)			136,445,000	47,239,598

	Put Options Purchased
	Cboe S&P 500 Index *
	June 18, 2026 Put @ $6,000	10	$ 6,000,000	$ 1,250
	June 30, 2026 Put @ $7,320	30	21,960,000	119,400
	July 2, 2026 Put @ $7,450	100	74,500,000	675,500
	July 10, 2026 Put @ $7,550	170	128,350,000	1,857,250
	July 17, 2026 Put @ $7,000	21	14,700,000	62,475
	August 21, 2026 Put @ $7,000	19	13,300,000	120,935
	September 18, 2026 Put @ $7,000	35	24,500,000	319,375
	October 16, 2026 Put @ $7,000	35	24,500,000	407,750
Total for Put Options Purchased (Premiums Paid - $7,079,498)			307,810,000	3,563,935

Total Options Purchased (Premiums Paid - $47,123,137)			$ 444,255,000	50,803,533	117.61%

	Total Investment Securities (Cost - $51,007,830)			54,728,108	126.70%

	Liabilities in Excess of Other Assets			(11,532,461)	-26.70%

	Net Assets			$ 43,195,647	100.00%

IPS Strategic Capital Absolute Return Fund
		Schedule of Options Written
		May 31, 2026 (Unaudited)
	CALL/PUT OPTIONS WRITTEN		Notional
	Expiration Date/Exercise Price	Contracts	Amount	Fair Value

	Call Options Written
	Cboe S&P 500 Index *
	June 18, 2026 Call @ $5,390	1	$ 539,000	$ 220,105
	June 18, 2026 Call @ $6,000	10	6,000,000	1,593,850
	July 17, 2026 Call @ $7,000	21	14,700,000	1,348,620
	August 21, 2026 Call @ $7,000	19	13,300,000	1,324,585
	September 18, 2026 Call @ $7,000	35	24,500,000	2,592,100
	October 16, 2026 Call @ $7,000	35	24,500,000	2,744,175
Total for Call Options Written (Premiums Received - $6,051,334)			83,539,000	9,823,435

	Put Options Written
	Cboe S&P 500 Index *
	June 18, 2026 Put @ $5,000	10	5,000,000	350
	June 30, 2026 Put @ $6,850	45	30,825,000	46,800
	July 2, 2026 Put @ $7,000	150	105,000,000	258,750
	July 10, 2026 Put @ $7,120	255	181,560,000	807,075
	July 17, 2026 Put @ $5,000	1	500,000	195
	July 17, 2026 Put @ $6,000	20	12,000,000	12,100
	August 21, 2026 Put @ $6,000	19	11,400,000	32,300
	September 18, 2026 Put @ $6,000	35	21,000,000	96,425
	October 16, 2026 Put @ $6,000	35	21,000,000	135,100
Total for Put Options Written (Premiums Received - $2,876,825)			388,285,000	1,389,095

Total Options Written (Premiums Received - $8,928,159)			$ 471,824,000	$ 11,212,530

	* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at May 31, 2026.
+ Portion or all of the security is pledged as collateral for options written.